RELATED PARTY TRANSACTIONS (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Jan. 01, 1995	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Guarantees provided or received for any related party receivables or payables			Rp 0
Provisions to allowance for credit losses of receivables			Rp (33)	Rp (152)
Allowance for credit losses of receivables		Rp 383
Collections made by the Company (as a percent)	1.00%